ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Mar. 31, 2023	Mar. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 944,393	$ 175,850
Accrued liabilities	236,470	237,428
Total	$ 1,180,863	$ 413,278